Item 1. Schedule of Investments


 T. Rowe Price Institutional High Yield Fund
 Unaudited                                             February 28, 2005

 PORTFOLIO OF INVESTMENTS (1)                          $ Par/Shares  Value
 (Amounts in 000s)

 CORPORATE BONDS AND NOTES  92.7%

 Aerospace & Defense  2.5%
 Aviall, 7.625%, 7/1/11                                1,350         1,438

 BE Aerospace
 8.00%, 3/1/08                                         925           932

 8.50%, 10/1/10                                        700           779

 Series B, 8.875%, 5/1/11                              1,550         1,643

 Gencorp, 9.50%, 8/15/13                               2,844         3,157

 Moog, 6.25%, 1/15/15                                  700           718

 Northwest Airlines, 9.875%, 3/15/07                   525           433

 Sequa, 9.00%, 8/1/09                                  900           999

 TD Funding, 8.375%, 7/15/11                           1,550         1,654

 Vought Aircraft, 8.00%, 7/15/11                       2,900         2,958

                                                                     14,711

 Automobiles and Related  3.4%
 Accuride, 144A, 8.50%, 2/1/15                         1,450         1,499

 Adesa, 7.625%, 6/15/12                                1,375         1,461

 Advanced Accessory Holdings, STEP, 0.00%, 12/15/11    375           152

 Advanced Accessory Systems, 10.75%, 6/15/11           675           624

 Asbury Automotive
 8.00%, 3/15/14                                        1,000         1,037

 9.00%, 6/15/12                                        100           108

 Autocam, 10.875%, 6/15/14                             1,275         1,240

 Cooper Standard Automotive, 144A, 8.375%, 12/15/14    1,100         1,040

 EaglePicher, 9.75%, 9/1/13                            1,650         1,345

 Goodyear Tire & Rubber, VR, 7.03%, 3/31/06 ++          1,250         1,262

 J.B. Poindexter, 144A, 8.75%, 3/15/14                 1,175         1,231

 MSX International, 11.375%, 1/15/08                   125           105

 Navistar International, 7.50%, 6/15/11                1,625         1,731

 Tenneco Automotive, 144A, 8.625%, 11/15/14            2,150         2,279

 TRW Automotive
 9.375%, 2/15/13                                       2,325         2,633

 11.00%, 2/15/13                                       1,752         2,067

                                                                     19,814

 Beverages  0.4%
 Le Nature, 144A, STEP, 10.00%, 6/15/13                1,950         2,140

                                                                     2,140

 Broadcasting  1.0%
 Fisher Communications, 144A, 8.625%, 9/15/14          475           519

 Gray Communications Systems, 9.25%, 12/15/11          1,425         1,568

 Paxson Communications
 10.75%, 7/15/08                                       50            53

 STEP, 0.00%, 1/15/09                                  225           218

 Sinclair Broadcast Group
 8.00%, 3/15/12                                        475           503

 8.75%, 12/15/11                                       1,000         1,080

 XM Satellite Radio, 12.00%, 6/15/10                   1,437         1,699

                                                                     5,640

 Building and Real Estate  1.1%
 Shaw Group, 10.75%, 3/15/10                           1,175         1,310

 WCI Communities
 7.875%, 10/1/13                                       1,050         1,134

 9.125%, 5/1/12                                        450           502

 10.625%, 2/15/11                                      1,700         1,878

 Williams Scotsman, 10.00%, 8/15/08                    1,250         1,366

                                                                     6,190

 Building Products  3.0%
 Acih, 144A, STEP, 0.00%, 12/15/12                     2,025         1,514

 Building Materials, 144A, 7.75%, 8/1/14               1,525         1,548

 Collins & Aikman Floorcoverings, 9.75%, 2/15/10       1,600         1,728

 Interface
 9.50%, 2/1/14                                         125           136

 10.375%, 2/1/10                                       1,125         1,310

 Maax, 9.75%, 6/15/12                                  1,425         1,507

 Mobile Mini, 9.50%, 7/1/13                            1,125         1,285

 Norcraft Companies, 9.00%, 11/1/11                    1,925         2,070

 Norcraft Holdings Capital, STEP, 0.00%, 9/1/12        700           525

 RMCC Acquisition, 144A, 9.50%, 11/1/12                1,275         1,272

 Texas Industries, 10.25%, 6/15/11                     1,300         1,506

 U.S. Concrete, 8.375%, 4/1/14                         1,425         1,489

 WII Components, 10.00%, 2/15/12                       1,375         1,392

                                                                     17,282

 Cable Operators  2.6%
 Cablevision System, 144A, 8.00%, 4/15/12              1,450         1,638

 CCO Holdings
 8.75%, 11/15/13                                       1,475         1,523

 144A, VR, 6.615%, 12/15/10                            1,100         1,094

 Charter Communciations Operating
 144A, 8.375%, 4/30/14                                 275           285

 144A, 8.00%, 4/30/12                                  950           976

 CSC Holdings
 7.625%, 4/1/11                                        2,750         3,080

 8.125%, 7/15 - 8/15/09                                600           669

 Insight Midwest / Insight Capital
 9.75%, 10/1/09                                        125           132

 10.50%, 11/1/10                                       680           741

 Mediacom Broadband, 11.00%, 7/15/13                   1,025         1,135

 Olympus Communications, VR, 6.50%, 6/30/10 ++          1,500         1,489

 Rogers Cable, 6.75%, 3/15/15                          25            26

 Rogers Cablesystems
 11.00%, 12/1/15                                       150           166

 Series B, 10.00%, 3/15/05                             390           392

 Videotron, 144A, 6.875%, 1/15/14                      1,600         1,684

                                                                     15,030

 Container  3.1%
 AEP Industries, 9.875%, 11/15/07                      950           970

 Bway, STEP, 10.00%, 10/15/10                          1,425         1,532

 Crown European
 9.50%, 3/1/11                                         2,975         3,354

 10.875%, 3/1/13                                       275           326

 Graham Packaging
 144A, 8.50%, 10/15/12                                 950           1,012

 144A, 9.875%, 10/15/14                                1,750         1,881

 Greif Brothers, 8.875%, 8/1/12                        900           994

 Owens Brockway Glass Container
 7.75%, 5/15/11                                        675           731

 8.75%, 11/15/12                                       1,625         1,828

 144A, 6.75%, 12/1/14                                  400           410

 Plastipak, 10.75%, 9/1/11                             2,525         2,860

 Silgan, 6.75%, 11/15/13                               725           750

 Solo Cup, 8.50%, 2/15/14                              1,500         1,564

                                                                     18,212

 Electric Utilities  6.3%
 AES
 7.75%, 3/1/14                                         575           636

 9.375%, 9/15/10                                       2,400         2,796

 144A, 9.00%, 5/15/15                                  1,825         2,090

 Allegheny Energy Supply
 7.80%, 3/15/11                                        275           305

 144A, STEP, 8.25%, 4/15/12                            585           664

 ANR Pipeline, 8.875%, 3/15/10                         525           580

 CMS Energy, 9.875%, 10/15/07                          2,550         2,856

 Dynegy-Roseton Danskammer, Series A, 7.27%, 11/8/10   1,275         1,262

 Holly Energy Partners, 144A, 6.25%, 3/1/15            400           404

 Markwest Energy Partners, 144A, 6.875%, 11/1/14       475           488

 Midwest Generation, 8.75%, 5/1/34 (Tender 5/1/14)     1,575         1,807

 Northwest Pipeline, 8.125%, 3/1/10                    900           998

 NRG Energy, 144A, 8.00%, 12/15/13                     3,805         4,205

 Orion Power, 12.00%, 5/1/10                           2,175         2,719

 Sierra Pacific Resources, 8.625%, 3/15/14             3,000         3,322

 Southern Natural Gas
 8.00%, 3/1/32                                         25            28

 8.875%, 3/15/10                                       1,075         1,188

 Texas Genco, 144A, 6.875%, 12/15/14                   4,175         4,457

 TNP Enterprises, 10.25%, 4/1/10                       1,150         1,222

 Utilicorp Canada Finance, 7.75%, 6/15/11              1,050         1,113

 Williams Companies
 7.50%, 1/15/31                                        1,500         1,698

 7.625%, 7/15/19                                       250           289

 7.75%, 6/15/31                                        650           749

 STEP, 8.125%, 3/15/12                                 750           874

                                                                     36,750

 Electronic Components  3.5%
 AMI Semiconductor, 10.75%, 2/1/13                     726           844

 Amkor Technology, 9.25%, 2/15/08                      1,325         1,299

 Flextronics International, 6.25%, 11/15/14            250           251

 Freescale Semiconductor
 6.875%, 7/15/11                                       1,100         1,182

 7.125%, 7/15/14                                       1,750         1,912

 Lucent Technologies, 5.50%, 11/15/08                  1,150         1,179

 Magnachip Semiconductor
 144A, 6.875%, 12/15/11                                550           569

 144A, 8.00%, 12/15/14                                 650           691

 New Asat Finance, 144A, 9.25%, 2/1/11                 750           645

 Sanmina SCI, 144A, 6.75%, 3/1/13                      1,250         1,259

 Sanmina-SCI, 10.375%, 1/15/10                         1,700         1,938

 Semiconductor Note Partnership, 144A
 Zero Coupon, 8/4/11                                   900           1,285

 Solectron, 9.625%, 2/15/09                            1,375         1,511

 Stats Chippac, 144A, 6.75%, 11/15/11                  675           660

 Stratus Technologies, 10.375%, 12/1/08                1,575         1,563

 Telex Communications, 11.50%, 10/15/08                1,425         1,567

 UGS, 144A, 10.00%, 6/1/12                             1,800         2,025

                                                                     20,380

 Energy  6.0%
 Amerigas Partners
 8.875%, 5/20/11                                       1,925         2,084

 10.00%, 4/15/06                                       2,575         2,742

 CHC Helicopter, 7.375%, 5/1/14                        1,300         1,352

 Chesapeake Energy

 7.00%, 8/15/14                                        475           518

 8.125%, 4/1/11                                        575           621

 9.00%, 8/15/12                                        1,500         1,702

 144A, 6.375%, 6/15/15                                 850           897

 Compton Petroleum, 9.90%, 5/15/09                     225           248

 Denbury Resources, 7.50%, 4/1/13                      1,500         1,620

 Dresser-Rand Group, 144A, 7.375%, 11/1/14             625           653

 El Paso Production, 7.75%, 6/1/13                     625           671

 Encore Acquisition, 8.375%, 6/15/12                   665           736

 Ferrellgas Partners, 8.75%, 6/15/12                   2,786         3,002

 Forest Oil, 8.00%, 12/15/11                           875           1,000

 Geophysique, 10.625%, 11/15/07                        1,000         1,055

 Hanover Compressor
 9.00%, 6/1/14                                         900           1,004

 Zero Coupon, 3/31/07                                  275           245

 Hanover Equipment Trust, Series B, 8.75%, 9/1/11      375           408

 Hilcorp Energy, 144A, 10.50%, 9/1/10                  1,750         1,995

 Hornbeck Offshore, 144A, 6.125%, 12/1/14              650           652

 Inergy LP/Finance, 144A, 6.875%, 12/15/14             1,450         1,472

 Magnum Hunter Resources, 9.60%, 3/15/12               601           686

 Parker Drilling Company, Series B, 10.125%, 11/15/09  775           816

 Petroleum Geo-Services, 10.00%, 11/5/10               1,600         1,848

 Petroleum Helicopters, 9.375%, 5/1/09                 1,475         1,600

 Plains All American Pipeline, 7.75%, 10/15/12         325           377

 Pride International, 7.375%, 7/15/14                  1,275         1,409

 Range Resources, 7.375%, 7/15/13                      875           936

 Stone Energy
 8.25%, 12/15/11                                       175           189

 144A, 6.75%, 12/15/14                                 750           748

 Suburban Propane Partners, 6.875%, 12/15/13           400           410

 Swift Energy, 7.625%, 7/15/11                         875           947

                                                                     34,643

 Entertainment and Leisure  2.2%
 AMF Bowling Worldwide, 10.00%, 3/1/10                 1,500         1,541

 Cinemark, STEP, 0.00%, 3/15/14                        2,250         1,688

 Cinemark USA, 9.00%, 2/1/13                           150           167

 Loews Cineplex Entertainment, 144A, 9.00%, 8/1/14     1,625         1,700

 Marquee
 144A, 8.625%, 8/15/12                                 300           328

 144A, STEP, 0.00%, 8/15/14                            600           416

 Six Flags, 9.75%, 4/15/13                             500           475

 Universal City Development Partners, 11.75%, 4/1/10   3,900         4,612

 Universal City Florida
 144A, 7.493%, 5/1/10                                  175           183

 144A, 8.375%, 5/1/10                                  150           157

 Warner Music Group, 144A, 7.375%, 4/15/14             1,400         1,484

                                                                     12,751

 Finance and Credit  1.0%
 B F Saul Real Estate, 7.50%, 3/1/14                   1,375         1,425

 Colonial Bank, 9.375%, 6/1/11                         275           326

 Dollar Financial Group, 9.75%, 11/15/11               1,175         1,293

 E*TRADE Financial, 144A, 8.00%, 6/15/11               1,975         2,133

 Refco Finance, 144A, 9.00%, 8/1/12                    625           681

                                                                     5,858

 Food/Tobacco  1.2%
 Agrilink Foods, 11.875%, 11/1/08                      556           578

 B & G Foods, 8.00%, 10/1/11                           1,700         1,823

 Del Monte, 144A, 6.75%, 2/15/15                       575           590

 Dole Foods, 8.875%, 3/15/11                           900           974

 Pierre Foods, 144A, 9.875%, 7/15/12                   875           921

 Pinnacle Foods, 8.25%, 12/1/13                        900           824

 Wornick, 10.875%, 7/15/11                             1,000         1,080

                                                                     6,790

 Gaming  3.4%
 American Casino & Entertainment, 7.85%, 2/1/12        1,275         1,367

 Ameristar Casinos, 10.75%, 2/15/09                    1,555         1,730

 Argosy Gaming, 9.00%, 9/1/11                          125           139

 Boyd Gaming, 7.75%, 12/15/12                          1,825         1,976

 Global Cash Access, 8.75%, 3/15/12                    1,825         1,998

 Herbst Gaming, 144A, 7.00%, 11/15/14                  1,200         1,230

 Las Vegas Sands, 144A, 6.375%, 2/15/15                1,125         1,119

 Mandalay Resort Group, Series B, 10.25%, 8/1/07       975           1,102

 MGM Mirage, 9.75%, 6/1/07                             800           886

 Mohegan Tribal Gaming Authority
 144A, 6.125%, 2/15/13                                 1,125         1,147

 144A, 6.875%, 2/15/15                                 1,000         1,023

 Penn National Gaming, 144A, 6.75%, 3/1/15             575           587

 Poster Financial Group, 8.75%, 12/1/11                400           427

 Premier Entertainment Biloxi, 10.75%, 2/1/12          750           818

 Resorts International Hotel, 11.50%, 3/15/09          150           176

 Station Casinos, 6.875%, 3/1/16                       2,100         2,215

 Wynn Las Vegas, 144A, 6.625%, 12/1/14                 1,650         1,654

                                                                     19,594

 Healthcare Services  5.0%
 Biovail, 7.875%, 4/1/10                               1,200         1,251

 Community Health Systems, 144A, 6.50%, 12/15/12       700           705

 Concentra Operating
 9.125%, 6/1/12                                        1,025         1,099

 9.50%, 8/15/10                                        800           858

 Elan Finance, 144A, 7.75%, 11/15/11                   750           656

 Fisher Scientific International, 8.125%, 5/1/12       1,200         1,326

 Fresenius Medical Capital Trust II, 7.875%, 2/1/08    900           961

 Fresenius Medical Capital Trust IV, 7.875%, 6/15/11   225           250

 Genesis Healthcare, 8.00%, 10/15/13                   1,700         1,870

 HCA, 6.375%, 1/15/15                                  1,425         1,448

 Inverness Medical Innovations, 144A, 8.75%, 2/15/12   775           814

 Medquest, 11.875%, 8/15/12                            600           681

 MQ Associates, STEP, 0.00%, 8/15/12                   1,250         906

 Omnicare, 8.125%, 3/15/11                             1,550         1,651

 Quintiles Transnational, 10.00%, 10/1/13              1,225         1,375

 Select Medical Corp., 144A, 7.625%, 2/1/15            1,225         1,262

 Tenet Healthcare
 6.50%, 6/1/12                                         775           717

 7.375%, 2/1/13                                        600           570

 144A, 9.875%, 7/1/14                                  225           240

 Triad Hospitals, 7.00%, 11/15/13                      1,975         2,049

 U.S. Oncology
 144A, 9.00%, 8/15/12                                  1,475         1,608

 144A, 10.75%, 8/15/14                                 600           687

 Vanguard Health, 9.00%, 10/1/14                       950           1,035

 Vicar Operating, 9.875%, 12/1/09                      1,175         1,273

 VWR International
 6.875%, 4/15/12                                       350           360

 8.00%, 4/15/14                                        1,375         1,426

 Warner Chilcott, 144A, 8.75%, 2/1/15                  1,650         1,714

                                                                     28,792

 Lodging  1.3%
 HMH Properties, 7.875%, 8/1/08                        115           119

 Host Marriott, 9.50%, 1/15/07                         1,075         1,161

 John Q. Hammons Hotels, 8.875%, 5/15/12               1,750         1,951

 La Quinta Properties
 7.00%, 8/15/12                                        550           583

 8.875%, 3/15/11                                       2,700         2,990

 Meristar Hospitality
 9.00%, 1/15/08                                        475           506

 9.125%, 1/15/11                                       325           356

                                                                     7,666

 Manufacturing  3.7%
 Aearo, 8.25%, 4/15/12                                 1,425         1,496

 Case New Holland, 144A, 9.25%, 8/1/11                 1,325         1,467

 Coleman Cable, 144A, 9.875%, 10/1/12                  325           341

 General Cable, 9.50%, 11/15/10                        1,075         1,212

 Hawk Corp., 8.75%, 11/1/14                            925           948

 Invensys, 144A, 9.875%, 3/15/11                       1,300         1,411

 JLG Industries, 8.375%, 6/15/12                       2,225         2,375

 Manitowoc, 7.125%, 11/1/13                            575           621

 National Waterworks, 10.50%, 12/1/12                  2,815         3,160

 Rexnord, 10.125%, 12/15/12                            2,775         3,143

 Superior Essex, 9.00%, 4/15/12                        1,925         2,050

 Trimas, 9.875%, 6/15/12                               2,025         2,116

 Valmont Industries, 6.875%, 5/1/14                    1,200         1,245

                                                                     21,585

 Metals and Mining  4.6%
 Algoma Steel, 11.00%, 12/31/09                        1,453         1,631

 Allegheny Technologies, 8.375%, 12/15/11              1,450         1,606

 Alpha Natural Resources, 144A, 10.00%, 6/1/12         1,450         1,664

 Arch Western Finance, STEP, 6.75%, 7/1/13             500           519

 Century Aluminum, 144A, 7.50%, 8/15/14                900           972

 Corus Group, 144A, 7.50%, 10/1/11 (EUR)               375           565

 Earle M. Jorgensen, 9.75%, 6/1/12                     3,925         4,396

 Euramax International, 8.50%, 8/15/11                 1,125         1,207

 Foundation Coal Holdings, 7.25%, 8/1/14               1,400         1,477

 Gerdau Ameristeel, 10.375%, 7/15/11                   2,700         3,118

 Imco Recycling Escrow, 144A, 9.00%, 11/15/14          450           473

 IPSCO, 8.75%, 6/1/13                                  1,000         1,135

 Ispat Inland, 9.75%, 4/1/14                           725           892

 Joy Global, 8.75%, 3/15/12                            900           1,012

 Luscar Coal, 9.75%, 10/15/11                          1,425         1,592

 Massey Energy, 6.625%, 11/15/10                       1,225         1,292

 Neenah Foundry, 144A, 11.00%, 9/30/10                 800           898

 Novelis, 144A, 7.25%, 2/15/15                         900           934

 Russel Metals, 6.375%, 3/1/14                         150           152

 U.S. Steel, 9.75%, 5/15/10                            1,100         1,257

                                                                     26,792

 Miscellaneous Consumer Products  4.0%
 AAC Group, 144A, STEP, 0.00%, 10/1/12                 750           531

 American Achievement, 8.25%, 4/1/12                   2,075         2,184

 Ames True Temper, 10.00%, 7/15/12                     1,025         938

 Chattem, 7.00%, 3/1/14                                1,150         1,184

 Church & Dwight, 144A, 6.00%, 12/15/12                575           586

 Couche Tard, 7.50%, 12/15/13                          525           563

 Equinox, 9.00%, 12/15/09                              725           770

 FTD, 7.75%, 2/15/14                                   1,550         1,612

 Jostens, STEP, 0.00%, 12/1/13                         3,900         2,808

 Jostens IH, 144A, 7.625%, 10/1/12                     2,000         2,070

 K2, 7.375%, 7/1/14                                    1,575         1,704

 Pantry, 7.75%, 2/15/14                                1,500         1,575

 Rayovac
 8.50%, 10/1/13                                        1,650         1,805

 144A, 7.375%, 2/1/15                                  1,175         1,201

 Riddell Bell, 144A, 8.375%, 10/1/12                   325           336

 Sealy Mattress, 8.25%, 6/15/14                        1,550         1,624

 Simmons
 7.875%, 1/15/14                                       350           364

 144A, STEP, 0.00%, 12/15/14                           1,150         748

 Town Sports International Holdings, 9.625%, 4/15/11   675           714

                                                                     23,317

 Paper and Paper Products  3.5%
 Boise Cascade, 144A, 7.125%, 10/15/14                 1,000         1,065

 Fort James, 6.875%, 9/15/07                           125           131

 Georgia-Pacific
 8.875%, 2/1/10                                        225           263

 9.375%, 2/1/13                                        1,450         1,678

 Graphic Packaging International
 8.50%, 8/15/11                                        1,150         1,253

 9.50%, 8/15/13                                        250           282

 Jefferson Smurfit
 7.50%, 6/1/13                                         150           158

 8.25%, 10/1/12                                        1,250         1,353

 JSG Funding, 144A, 7.75%, 4/1/15                      2,200         2,194

 Longview Fibre, 10.00%, 1/15/09                       2,825         3,083

 MDP Acquisitions, 9.625%, 10/1/12                     2,225         2,470

 Riverside Forest Products, 7.875%, 3/1/14             1,397         1,628

 Stone Container
 8.375%, 7/1/12                                        475           514

 9.75%, 2/1/11                                         1,045         1,139

 Stone Container Finance of Canada, 7.375%, 7/15/14    1,350         1,411

 Western Forest Products, PIK, 144A, 15.00%, 7/28/09   1,500         1,684

                                                                     20,306

 Printing and Publishing  6.5%
 Advanstar, STEP, 0.00%, 10/15/11                      1,275         1,157

 Advanstar Communications
 10.75%, 8/15/10                                       675           761

 12.00%, 2/15/11                                       600           650

 144A, 10.75%, 8/15/10                                 325           366

 Affinity Group, 9.00%, 2/15/12                        1,100         1,185

 American Media Operations, 8.875%, 1/15/11            675           715

 Canwest Media, 10.625%, 5/15/11                       1,700         1,887

 CanWest Media, 144A, 8.00%, 9/15/12                   2,350         2,527

 CBD Media / CBD Finance, 8.625%, 6/1/11               400           421

 Dex Media, 8.00%, 11/15/13                            275           300

 Dex Media East
 9.875%, 11/15/09                                      1,250         1,405

 12.125%, 11/15/12                                     1,248         1,504

 Dex Media West, 9.875%, 8/15/13                       2,850         3,263

 Haights Cross Operating
 11.75%, 8/15/11                                       125           141

 144A, 11.75%, 8/15/11                                 325           367

 Houghton Mifflin
 8.25%, 2/1/11                                         725           768

 9.875%, 2/1/13                                        1,150         1,222

 Lighthouse International, 144A, 8.00%, 4/30/14 (EUR)  2,025         2,887

 Mail-Well I, 9.625%, 3/15/12                          1,275         1,409

 Morris Publishing Group, 7.00%, 8/1/13                150           152

 Primedia
 8.00%, 5/15/13                                        675           721

 8.875%, 5/15/11                                       850           919

 Quebecor Media, 11.125%, 7/15/11                      4,900         5,568

 R.H. Donnelley Finance, 10.875%, 12/15/12             2,805         3,296

 Vertis
 9.75%, 4/1/09                                         1,625         1,731

 10.875%, 6/15/09                                      980           1,002

 144A, 13.50%, 12/7/09                                 625           631

 WDAC Subsidiary Corp., 144A, 8.375%, 12/1/14          575           584

                                                                     37,539

 Restaurants  0.7%
 El Pollo Loco
 9.25%, 12/15/09                                       200           208

 EPL Intermediate, STEP, 0.00%, 3/15/10                1,150         765

 Landry's Restaurant, 144A, 7.50%, 12/15/14            1,225         1,228

 O'Charleys, 9.00%, 11/1/13                            1,425         1,567

 Perkins Family Restaurant, 10.125%, 12/15/07          475           485

 Real Mex Restaurants, 144A, 10.25%, 4/1/10            125           132

                                                                     4,385

 Retail  0.7%
 Gregg Appliances, 144A, 9.00%, 2/1/13                 875           860

 Leslies Poolmart, 144A, 7.75%, 2/1/13                 1,075         1,115

 Nebraska Book, 8.625%, 3/15/12                        1,850         1,859

                                                                     3,834

 Satellites  1.1%
 Inmarsat Finance
 7.625%, 6/30/12                                       600           628

 STEP, 0.00%, 11/15/12                                 900           677

 Intelsat
 Bermuda, 144A, 7.794%, 1/15/12                        2,475         2,543

 Zeus Special, 144A, STEP, 0.00%, 2/1/15               650           432

 Panamsat, 9.00%, 8/15/14                              2,000         2,200

                                                                     6,480

 Services  4.1%
 Allied Waste
 8.875%, 4/1/08                                        1,025         1,108

 9.25%, 9/1/12                                         3,325         3,674

 Brand Intermediate, PIK, 144A, 13.00%, 10/15/13       1,331         1,418

 Brand Services, 12.00%, 10/15/12                      1,700         1,917

 Brickman Group, 11.75%, 12/15/09                      2,400         2,802

 Casella Waste Systems, 9.75%, 2/1/13                  3,725         4,135

 Geo Group, 8.25%, 7/15/13                             450           475

 Great Lakes Dredge & Dock, 7.75%, 12/15/13            350           319

 IPC Acquisition, 11.50%, 12/15/09                     1,930         2,137

 Laidlaw International, 10.75%, 6/15/11                2,950         3,422

 Synagro Technologies, 9.50%, 4/1/09                   900           985

 Worldspan, 144A, 9.024%, 2/15/11                      1,650         1,642

                                                                     24,034

 Specialty Chemicals  6.3%
 Arco Chemical
 9.80%, 2/1/20                                         725           841

 10.25%, 11/1/10                                       1,025         1,189

 Borden U.S. Finance / Nova Scotia, 144A
 9.00%, 7/15/14                                        1,175         1,298

 Compass Minerals
 10.00%, 8/15/11                                       1,650         1,852

 STEP, 0.00%, 6/1/13                                   3,150         2,615

 Crystal U.S.
 144A, STEP, 0.00%, 10/1/14                            1,275         887

 144A, 9.625%, 6/15/14                                 2,800         3,230

 Equistar Chemicals, 8.75%, 2/15/09                    225           251

 Freeport McMoRan Resources, 7.00%, 2/15/08            900           945

 Huntsman, 11.625%, 10/15/10                           930           1,121

 Huntsman International
 6.05%, 3/31/10 ++                                      1,000         1,021

 9.875%, 3/1/09                                        2,100         2,315

 IMC Global
 10.875%, 6/1/08 - 8/1/13                              550           658

 Series B, 11.25%, 6/1/11                              225           255

 Invista, 144A, 9.25%, 5/1/12                          2,425         2,722

 KI Holdings, 144A, STEP, 0.00%, 11/15/14              2,300         1,466

 Koppers Industry, 9.875%, 10/15/13                    2,585         2,934

 Lyondell Chemical
 9.50%, 12/15/08                                       150           163

 9.625%, 5/1/07                                        200           220

 MacDermid, 9.125%, 7/15/11                            2,378         2,631

 Resolution Performance Products, 9.50%, 4/15/10       1,375         1,499

 Rhodia, 10.25%, 6/1/10                                2,875         3,335

 Rockwood Specialties, 10.625%, 5/15/11                1,850         2,100

 United Agri Products, 144A, 9.00%, 12/15/11           750           818

                                                                     36,366

 Supermarkets  0.8%
 Jean Coutu Group
 144A, 7.625%, 8/1/12                                  1,075         1,131

 144A, 8.50%, 8/1/14                                   3,200         3,264

                                                                     4,395

 Telecommunications  4.4%
 AT&T, STEP, 9.05%, 11/15/10                           2,550         2,956

 Call-Net Enterprises, 10.625%, 12/31/08               2,150         2,252

 Eircom Funding, 8.25%, 8/15/13                        2,025         2,263

 Leucadia National, 7.00%, 8/15/13                     550           561

 MCI
 7.688%, 5/1/09                                        1,800         1,901

 8.735%, 5/1/14                                        2,975         3,351

 Primus Telecommunications
 8.00%, 1/15/14                                        1,700         1,314

 12.75%, 10/15/09                                      25            24

 Qwest Corporation
 7.39%, 6/30/07 ++                                      2,250         2,340

 VR, 6.95%, 6/30/10 ++                                  750           769

 Qwest Services, 144A, STEP, 14.00%, 12/15/10          2,225         2,648

 Qwest Communications International, 144A, VR
 6.294%, 2/15/09                                       2,600         2,619

 Time Warner Telecom
 9.75%, 7/15/08                                        1,150         1,173

 10.125%, 2/1/11                                       1,500         1,522

                                                                     25,693

 Textiles and Apparel  0.0%
 Dyersburg, Series B, 9.75%, 9/1/07 8*                 1,000         0

                                                                     0

 Transportation (excluding Railroad)  0.4%
 TravelCenters of America, 12.75%, 5/1/09              2,250         2,509

                                                                     2,509

 Wireless Communications  4.9%
 Alamosa (Delaware), 11.00%, 7/31/10                   2,027         2,361

 American Tower
 7.125%, 10/15/12                                      1,025         1,061

 7.50%, 5/1/12                                         275           290

 Centennial Communications, 8.125%, 2/1/14             850           929

 Crown Castle
 7.50%, 12/1/13                                        300           326

 Series B, 7.50%, 12/1/13                              1,675         1,817

 Horizon PCS, 144A, 11.375%, 7/15/12                   575           658

 IPCS, 11.50%, 5/1/12                                  900           1,042

 Nextel Communications
 6.875%, 10/31/13                                      1,675         1,809

 7.375%, 8/1/15                                        4,575         5,010

 Nextel Partners, 8.125%, 7/1/11                       1,500         1,654

 Rogers Wireless
 6.375%, 3/1/14                                        275           282

 7.50%, 3/15/15                                        750           821

 8.00%, 12/15/12                                       2,525         2,740

 9.625%, 5/1/11                                        1,390         1,654

 Syniverse Technologies, 12.75%, 2/1/09                1,750         1,973

 U.S. Unwired, 10.00%, 6/15/12                         1,800         2,043

 Ubiquitel Operating, 9.875%, 3/1/11                   1,600         1,812

                                                                     28,282

 Total Corporate Bonds and Notes (Cost  $508,930)                    537,760

 COMMON STOCKS & WARRANTS  4.1%

 Automobiles and Related  0.1%
 TRW Automotive *                                      20            405

                                                                     405

 Conglomerates  0.3%
 Tyco International                                    50            1,663

                                                                     1,663

 Electric Utilities  1.3%
 Duke Energy                                           48            1,298

 FirstEnergy                                           26            1,071

 NiSource                                              54            1,220

 NRG Energy *                                          33            1,268

 Teco Energy                                           114           1,811

 Williams Companies                                    58            1,085

                                                                     7,753

 Electronic Components  0.1%
 AMIS Holdings *                                       40            448

                                                                     448

 Food/Tobacco  0.1%
 Interstate Bakeries *                                 145           775

                                                                     775

 Gaming  0.0%
 Las Vegas Sands *                                     4             211

 Mikohn Gaming, Warrants, 8/15/08, 144A *              2             40

                                                                     251

 Healthcare Services  0.1%
 Elan ADR *                                            39            308

                                                                     308

 Metals and Mining  0.1%
 International Steel Group *                           13            524

                                                                     524

 Paper and Paper Products  0.0%
 MDP Acquisitions, Warrants, 10/1/13, 144A *           0             5

                                                                     5

 Services  0.1%
 Synagro Technologies *                                67            291

                                                                     291

 Specialty Chemicals  0.4%
 Compass Minerals                                      17            427

 Lyondell Chemical                                     25            862

 UAP Holdings *                                        76            1,177

                                                                     2,466

 Transportation (excluding Railroad)  0.0%
 TravelCenters of America
 Warrants, 11/14/10 *                                  2             8

 Warrants, 5/1/09 *                                    6             31

                                                                     39

 Wireless Communications  1.5%
 Nextel Communications, Class A *                      50            1,460

 Nextel Partners, Class A *                            59            1,174

 Rogers Communications, Class B                        64            1,720

 Spectrasite *                                         21            1,298

 Sprint-FON Group                                      61            1,455

 Telus (Non-voting shares)                             63            1,867

                                                                     8,974

 Total Common Stocks & Warrants (Cost  $21,243)                      23,902

 CONVERTIBLE PREFERRED STOCKS  0.3%
 Electric Utilities  0.3%
 NRG Energy, 144A, 4.00%                               1             1,372

 Total Convertible Preferred Stocks (Cost  $1,229)                   1,372

 PREFERRED STOCKS  0.1%
 Printing and Publishing  0.0%
 Primedia                                              2             207

                                                                     207

 Textiles and Apparel  0.1%
 Anvil Holdings, Series B, PIK *                       21            213

                                                                     213

 Total Preferred Stocks (Cost  $671)                                 420

 SHORT-TERM INVESTMENTS  0.8%
 Money Market Funds  0.8%
 T. Rowe Price Reserve Investment Fund, 2.55% #+       4,655         4,655

 Total Short-Term Investments (Cost  $4,655)                         4,655

 Total Investments in Securities
 98.0% of Net Assets (Cost $536,728)                              $  568,109


 (1)  Denominated in U.S. dollars unless otherwise noted
  #   Seven-day yield
  *   Non-income producing
  8   In default with respect to payment of interest.
  +   Affiliated company - See Note 4
  *   Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
 144A Security was purchased pursuant to Rule 144A under the Securities Act of
      1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $128,950 and represents 22.2% of net assets
 ADR  American Depository Receipts
 EUR  Euro
 PIK  Payment-in-Kind
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 VR   Variable Rate; rate shown is effective rate at period-end

 ++Restricted Securities
 Amounts in (000s)
 The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $6,881 and represents 1.2% of net assets.

                                              Acquisition           Acquisition
 Description                                         Date                  Cost
 Goodyear Tire & Rubber, VR, 7.03%, 3/31/06         2/19/04           $   1,250

 Huntsman International, 6.05%, 3/31/10             10/14/04              1,000

 Olympus Communications, VR, 6.50%, 6/30/10        b6/18/03               1,337

 Qwest Corporation, 7.39%, 6/30/07                  6/9/03                2,228

 Qwest Corporation, VR, 6.95%, 6/30/10              6/9/03                738

 Totals                                                               $   6,553


 The fund has registration rights for certain restricted securities held as of February 28, 2005. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional High Yield Fund
Unaudited
February 28, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional High Yield Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks high current income and, secondarily, capital appreciation.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
The fund may invest in non-investment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2005, the cost of investments for federal income tax purposes was $538,025,000. Net unrealized gain aggregated $30,086,000 at period-end, of which $33,191,000 related to appreciated investments and $3,105,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of February 28, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the nine months ended February 28, 2005, dividend income from the Reserve Funds totaled $230,000, and the value of shares of the Reserve Funds held at February 28, 2005 and May 31, 2004 was $4,655,000 and $19,230,000, respectively.




 T. Rowe Price Institutional Core Plus Fund
 (Unaudited)                                           February 28, 2005

 PORTFOLIO OF INVESTMENTS (1)                          $Par/Shares   Value
 (Amounts in 000s)

 CORPORATE BONDS AND NOTES  24.2%
 Automobiles and Related  2.1%
 DaimlerChrysler, 6.50%, 11/15/13                      70            76

 Ford Motor Credit, 7.375%, 10/28/09                   100           105

 GMAC, 7.25%, 3/2/11                                   95            96

 Lear, 144A, 5.75%, 8/1/14                             35            35

                                                                     312

 Banking  2.9%
 Bank of America Capital Trust, 5.625%, 3/8/35         30            30

 Bank One, 5.25%, 1/30/13                              60            61

 BB&T, 6.50%, 8/1/11                                   55            60

 Capital One Bank, 6.50%, 6/13/13                      50            55

 Citigroup, 5.00%, 9/15/14                             30            30

 HBOS, 144A, 6.00%, 11/1/33                            50            53

 Huntington National Bank, 4.375%, 1/15/10             30            30

 MBNA America Bank, 4.625%, 8/3/09                     50            50

 Wachovia, 6.40%, 4/1/08                               70            74

                                                                     443

 Beverages  0.8%
 Anheuser-Busch, 4.375%, 1/15/13                       75            74

 Miller Brewing, 144A, 5.50%, 8/15/13                  50            51

                                                                     125

 Broadcasting  0.6%
 AOL Time Warner, 7.625%, 4/15/31                      40            49

 Chancellor Media, 8.00%, 11/1/08                      40            44

                                                                     93

 Building and Real Estate  0.9%
 Centex, 4.55%, 11/1/10                                45            44

 Lennar, 144A, 5.50%, 9/1/14                           35            35

 Pulte Homes, 7.875%, 8/1/11                           40            46

 Ryland Group, 5.375%, 1/15/15                         10            10

                                                                     135

 Building Products  0.3%
 Masco, 5.875%, 7/15/12                                40            43

                                                                     43

 Conglomerates  0.8%
 General Electric Capital, 6.00%, 6/15/12              70            75

 Tyco International, 6.375%, 10/15/11                  40            44

                                                                     119

 Container  0.2%
 Sealed Air, 144A, 5.375%, 4/15/08                     35            36

                                                                     36

 Diversified Chemicals  0.3%
 Dow Chemical, 6.125%, 2/1/11                          40            43

                                                                     43

 Drugs  0.7%
 Abbott Laboratories, 5.625%, 7/1/06                   60            62

 Amgen, 144A, 4.00%, 11/18/09                          45            44

                                                                     106

 Electric Utilities  2.0%
 Alabama Power, FRN, 3.063%, 8/25/09                   55            55

 Centerpoint Energy, 7.25%, 9/1/10                     30            34

 Exelon Generation, 5.35%, 1/15/14                     50            51

 Pacific Gas & Electric, 6.05%, 3/1/34                 35            37

 Pinnacle West Capital, 6.40%, 4/1/06                  45            46

 Progress Energy, 6.75%, 3/1/06                        35            36

 Sempra Energy, 6.00%, 2/1/13                          35            37

 Westar Energy, 7.875%, 5/1/07                         15            16

                                                                     312

 Electronic Components  0.2%
 Motorola, 5.80%, 10/15/08                             30            31

                                                                     31

 Energy  0.6%
 Transocean, 7.50%, 4/15/31                            35            44

 XTO Energy, 6.25%, 4/15/13                            40            43

                                                                     87

 Exploration and Production  0.1%
 Diamond Offshore Drilling, 144A, 5.15%, 9/1/14        20            20

                                                                     20

 Finance and Credit  0.9%
 CIT Group, 5.00%, 2/1/15                              50            50

 Countrywide Home Loans, 4.125%, 9/15/09               45            44

 Household Finance, 6.375%, 11/27/12                   45            49

                                                                     143

 Food/Tobacco  0.4%
 Philip Morris, 7.20%, 2/1/07                          15            16

 UST, 6.625%, 7/15/12                                  40            44

                                                                     60

 Gaming  0.4%
 GTECH, 144A, 4.50%, 12/1/09                           30            30

 Harrah's Operating, 5.50%, 7/1/10                     30            31

                                                                     61

 Gas & Gas Transmission  1.0%
 Atmos Energy, 4.00%, 10/15/09                         40            39

 Duke Capital, 6.25%, 2/15/13                          55            60

 Kinder Morgan, 6.50%, 9/1/12                          35            38

 TGT Pipeline, 144A, 5.50%, 2/1/17                     10            10

                                                                     147

 Insurance  1.9%
 ACE INA Holdings, 5.875%, 6/15/14                     40            42

 AIG Sunamerica Global Financing XII, 144A
 5.30%, 5/30/07                                        70            72

 Allstate Financial Global Funding, 144A
 5.25%, 2/1/07                                         60            61

 Nationwide Financial Services, 5.90%, 7/1/12          50            53

 Transamerica Capital II, 144A, 7.65%, 12/1/26         15            17

 XL Capital, 6.50%, 1/15/12                            35            38

                                                                     283

 Investment Dealers  0.4%
 Goldman Sachs Capital I, 6.345%, 2/15/34              50            53

                                                                     53

 Long Distance  0.7%
 AT&T Broadband, 8.375%, 3/15/13                       40            48

 Sprint Capital, 6.90%, 5/1/19                         55            62

                                                                     110

 Media and Communications  0.3%
 Belo, 8.00%, 11/1/08                                  15            17

 News America, 144A, 6.20%, 12/15/34                   30            31

                                                                     48

 Metals  0.2%
 Alcan Aluminum, 6.125%, 12/15/33                      35            38

                                                                     38

 Metals and Mining  0.3%
 BHP Finance, 4.80%, 4/15/13                           45            45

                                                                     45

 Miscellaneous Consumer Products  0.3%
 Procter & Gamble, 4.95%, 8/15/14                      50            51

                                                                     51

 Oil Field Services  0.3%
 Baker Hughes, 6.875%, 1/15/29                         40            48

                                                                     48

 Paper and Paper Products  0.6%
 Celulosa Arauco y Constitucion, 5.125%, 7/9/13        40            39

 Weyerhaeuser, 6.75%, 3/15/12                          45            50

                                                                     89

 Petroleum  1.1%
 Amerada Hess, 7.875%, 10/1/29                         30            37

 ConocoPhillips, 5.90%, 10/15/32                       35            38

 Devon Financing, 7.875%, 9/30/31                      30            38

 Pemex Project Funding Master Trust, 7.375%, 12/15/14  50            56

                                                                     169

 Railroads  0.3%
 Canadian National Railway, 6.25%, 8/1/34              40            44

                                                                     44

 Real Estate Investment Trust Securities  0.8%
 Developers Diversified Realty, 3.875%, 1/30/09        40            39

 EOP Operating Limited Partnership, 8.375%, 3/15/06    35            37

 Simon Property Group, 3.75%, 1/30/09                  55            53

                                                                     129

 Restaurants  0.2%
 Yum! Brands, 7.70%, 7/1/12                            30            35

                                                                     35

 Retail  0.4%
 CVS, 4.00%, 9/15/09                                   55            54

                                                                     54

 Telephones  0.7%
 Deutsche Telekom International Finance, STEP
 8.75%, 6/15/30                                        40            54

 Telecom Italia Capital, 5.25%, 11/15/13               30            30

 Telefonos De Mexico, 144A, 4.75%, 1/27/10             20            20

                                                                     104

 Wireless Communications  0.5%
 America Movil, 6.375%, 3/1/35                         30            30

 AT&T Wireless, 8.75%, 3/1/31                          30            41

                                                                     71

 Total Corporate Bonds and Notes (Cost  $3,671)                      3,687

 ASSET-BACKED SECURITIES  3.6%
 Auto-Backed  1.6%
 Chase Manhattan Auto Owner Trust, Series 2003-A,
Class A4
 2.06%, 12/15/09                                       150           146

 Onyx Acceptance Grantor Trust, Series 2003-A, Series
A4
 3.04%, 11/15/09                                       100           99

                                                                     245

 Credit Card-Backed  2.0%
 Bank One Issuance Trust, Series 2002-A3, Class A3,
3.59%,
 5/17/10                                               150           149

 Citibank Credit Card Master Trust I, Series 1999-2,
Class A
 5.875%, 3/10/11                                       150           158

                                                                     307

 Total Asset-Backed Securities (Cost  $558)                          552

 NON-U.S. GOVERNMENT MORTGAGE-BACKED
 SECURITIES  4.5%
 Commercial Mortgage Backed Securities  4.5%
 Banc of America Commercial Mortgage, Series 2004-6
 Class A1, CMO, 3.801%, 12/10/42                       15            15

 Bear Stearns Commercial Mortgage Securities
 Series 2004-PWR6, Class A1, CMO, 3.688%, 11/11/41     12            11

 Series 2004-PWR6, Class A4, CMO, 4.521%, 11/11/41     151           149

 Citigroup Commercial Mortgage Trust, Series 2004-C2
 Class A1, CMO, 3.787%, 10/15/41                       10            10

 Credit Suisse First Boston, Series 2004-C5, Class A4
 CMO, 4.829%, 11/15/37                                 150           148

 Greenwich Capital Commercial Funding, Series 2005-GG3
 Class AAB, CMO, 4.619%, 8/10/42                       50            50

 J.P. Morgan Chase Commercial Mortgage, Series
 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33              75            81

 LB-UBS Commercial Mortgage Trust, Series 2005-C1
 Class A4, CMO, 4.742%, 2/15/30                        50            49

 Morgan Stanley Capital Trust, Series 2005-T17
 Class A5, CMO, 4.78%, 12/13/41                        100           99

 Morgan Stanley Dean Witter, Series 2002-TOP7
 Class A1, CMO, 5.38%, 1/15/39                         55            56

 Wachovia Bank Coommercial Mortgage Trust
 Series 2005-C16, Class A4, CMO, 4.847%, 10/15/41      20            20

 Total Non-U.S. Government Mortgage-Backed Securities                688
(Cost  $700)
 FOREIGN GOVERNMENT OBLIGATIONS
  & MUNICIPALITIES 7.8%
 Federal Republic of Germany, 5.00%, 7/4/12 (EUR)      100           146

 Government of Canada, 4.25%, 9/1/08 (CAD)             175           146

 Government of United Kingdom, 5.00%, 9/7/14 (GBP)     75            147

 Republic of Italy, 1.65%, 9/15/08 (EUR)               113           154

 Republic of Philippines, 9.50%, 2/2/30                55            55

 Republic of Serbia, 3.75%, 11/1/24                    75            65

 Republic of South Africa, 6.50%, 6/2/14               40            44

 Republic of Turkey, 20.00%, 10/17/07 (TRY)            80            68

 United Mexican States
 6.375%, 1/16/13                                       60            64

 8.00%, 12/28/06 - 12/19/13 (MXN)                      3,600         296

 Total Foreign Government Obligations & Municipalities               1,185
(Cost  $1,182)
 U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
 SECURITIES  32.7%
 U.S. Government Agency Obligations +/-  14.6%
 Federal Home Loan Mortgage
 ARM, 4.843%, 11/1/34                                  75            75

 CMO, 5.00%, 9/15 - 11/15/27                           235           235

 Federal National Mortgage Assn.
 5.50%, 1/1/17 - 4/1/19                                362           372

 TBA
 4.50%, 1/1/19 - 1/1/34                                1,025         997

 5.50%, 1/1/18 - 1/1/34                                535           540

                                                                     2,219

 U.S. Government Obligations 18.1%
 Government National Mortgage Assn.
 6.00%, 12/20/34                                       1,529         1,577

 CMO, 5.50%, 5/20/31                                   300           303

 TBA, 5.50%, 1/1/33                                    850           862

                                                                     2,742

 Total U.S. Government & Agency Mortgage-Backed                      4,961
Securities (Cost  $5,012)

 U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)  17.1%
 U.S. Government Agency Obligations +/-   3.0%
 CMO
 4.25%, 7/15/09                                        300           301

 6.25%, 7/15/32                                        135           158

                                                                     459

 U.S. Treasury Obligations  14.1%
 U.S. Treasury Bonds
 5.375%, 2/15/31                                       125           137

 6.00%, 2/15/26                                        145           168

 6.125%, 8/15/29                                       45            54

 U.S. Treasury Inflation-Indexed Bonds
 2.375%, 1/15/25                                       187           200

 U.S. Treasury Inflation-Indexed Notes
 2.00%, 7/15/14                                        61            62

 U.S. Treasury Notes
 1.50%, 3/31/06                                        625           613

 1.625%, 3/31/05                                       350           350

 3.25%, 8/15/07                                        30            30

 4.25%, 11/15/13                                       100           99

 6.875%, 5/15/06 ++                                    410           427

                                                                     2,140

 Total U.S. Government & Agency Obligations
 (excluding Mortgage-Backed) (Cost  $2,587)                          2,599

 MUNICIPAL BONDS  0.6%
 California, GO, Economic Recovery, 5.00%, 7/1/16      35            38

 Clark County Nevada School Dist., GO
 5.00%, 6/15/18 (MBIA Insured)                         30            32

 New York City, GO, 5.00%, 3/1/14                      15            16

 Total Municipal Bonds (Cost  $87)                                   86

 DOMESTIC BOND MUTUAL FUNDS  4.0%
 T. Rowe Price Institutional High Yield Fund, 3.71% p+ 55            603

 Total Domestic Bond Mutual Funds (Cost  $603)                       603

 SHORT-TERM INVESTMENTS  21.9%
 Money Market Funds  21.9%
 T. Rowe Price Reserve Investment Fund, 2.55% #+       3,328         3,328

 Total Money Market Funds (Cost $3,328)                              3,328

 FORWARD CURRENCY EXCHANGE CONTRACTS  0.1%
 Unrealized Gain (Loss) on Forward Currency Exchange
 Contracts (2)                                                       15

 Total Forward Currency Exchange Contracts                           15

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures
contracts  (3)                                                       2

 Total Futures Contracts                                             2

 Total Investments in Securities
 116.5% of Net Assets (Cost $17,728)                              $  17,706


 (1)  Denominated in U.S. dollars unless otherwise noted
  #   Seven-day yield
 +/-  The issuer is a publicly-traded company that operates
      under a congressional charter; its securities are neither
      issued nor guaranteed by the U.S. government.
      guaranteed by the U.S. government.
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at February 28, 2005.
 +    Affiliated company - See Note 4
 p    SEC yield
 144A Security was purchased pursuant to Rule 144A under the Securities Act of
      1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $515 and represents 3.4% of net assets
 ARM  Adjustable Rate Mortgage
 CAD  Canadian dollar
 CMO  Collateralized Mortgage Obligation
 EUR  Euro
 FRN  Floating-Rate Note
 GBP  British pound
 GO   General Obligation
 JPY  Japanese yen
 MBIA MBIA Insurance Corp.
 MXN  Mexican peso
 SEK  Swedish krona
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TBA  To Be Announced security was purchased on a forward commitment basis
 TRY  Turkish lira
 USD  U.S. dollar

 (2) Open Forward Currency Exchange Contracts at February 28, 2005 were as follows:
 Amounts in (000s)
                                                                 Unrealized
 Counterparty       Settlement  Receive            Deliver       Gain (Loss)
 JP Morgan          3/17/05     TRY  107           USD 75        $        9

 CS First Boston    3/17/05     USD  81            TRY 107               (3)

 JP Morgan          3/17/05     TRY  58            USD 40                 5

 JP Morgan          3/17/05     TRY  58            USD 40                 5

 Royal Bank
 of Canada          4/18/05     CAD  90            USD 72                 1

 Royal Bank
 of Canada          4/18/05     USD  73            CAD 90                 -

 Royal Bank
 of Canada          4/18/05     USD  149           CAD 180                2

 CS First Boston    5/9/05      USD  146           EUR 113               (4)

 CS First Boston    5/9/05      SEK  806           USD 115                3

 Morgan Stanley     6/1/05      USD  159           EUR 120               (1)

 JP Morgan          3/23/05     USD  150           GBP 79                (1)

 Morgan Stanley     3/14/05     JPY  7,704         USD 75                (1)

 Net unrealized gain (loss) on open
forward currency exchange contracts                            $         15


 (3) Open Futures Contracts at February 28, 2005 were as follows:
 ($ 000s)
                                                       Contract      Unrealized
                                       Expiration      Value         Gain (Loss)
 Short, 5 U.S. Treasury Notes five
 year contracts, $15 par of 6.875% U.S.     6/05        $    (538)        $2
 Treasury Notes pledged as initial
 margin

 Net payments (receipts) of variation
 margin to date                                                            -

 Variation margin receivable (payable)
 on open futures contracts                                                $2

 The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price Institutional Core Plus Fund
Unaudited
February 28, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Core Plus Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to maximize total return through income and capital appreciation.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities. Unrealized gains or losses on forward currency exchange contracts are included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts
The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2005, the cost of investments for federal income tax purposes was $17,728,000. Net unrealized loss aggregated $22,000 at period-end, of which $84,000 related to appreciated investments and $106,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of February 28, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended February 28, 2005, dividend income from the Reserve Funds totaled $13,000, and the value of shares of the Reserve Funds held at February 28, 2005 was $3,328,000.

  The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets.

  To ensure that Institutional Core Plus Fund does not incur duplicate fees for its assets invested in High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the three months ended February 28, 2005, purchases and sales of High Yield Fund were $603,000 and $0, respectively. Realized gains during the period were $0, and investment income during the period was $11,000. At February 28, 2005, the value of shares of High Yield Fund held were $603,000.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     April 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     April 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     April 22, 2005